Pensions and Other Postretirement Benefits (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Defined Benefit Pension Plans [Member]
Net change for year in AOCI
Prior service cost arising during the year	$ 0	$ (359)	$ (1,334)
Net actuarial loss arising during the year	(82,125)	(13,533)	(13,713)
Amortization of prior service cost (credit)	1,117	1,146	1,362
Amortization of net actuarial loss (gain)	9,381	10,294	6,291
Curtailment loss (gain)	1,124	4,095	0
Settlement loss	1,066	0	0
Foreign currency translation	1,092	(2,032)	(5,932)
Other adjustments	23	0	(71)
Net change for year	(68,322)	(389)	(13,397)
Other Postretirement Benefits [Member]
Net change for year in AOCI
Prior service cost arising during the year	0	(925)	0
Net actuarial loss arising during the year	(4,163)	(7,769)	(3,248)
Amortization of prior service cost (credit)	(425)	(489)	(489)
Amortization of net actuarial loss (gain)	(43)	(536)	(1,043)
Curtailment loss (gain)	(115)	0	0
Settlement loss	0	0	0
Foreign currency translation	(69)	104	173
Other adjustments	0	0	0
Net change for year	$ (4,815)	$ (9,615)	$ (4,607)